Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Gross carrying amount of other intangible assets	$ 70.3
Intangible assets accumulated amortization	40.8
Estimated aggregate amortization expense, Year 2015	5.2
Estimated aggregate amortization expense, Year 2016	5.0
Estimated aggregate amortization expense, Year 2017	4.7
Estimated aggregate amortization expense, Year 2018	4.5
Estimated aggregate amortization expense, Year 2019	$ 4.2